STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2019 shares
Landcadia Holdings II, Inc
Common Stock Shares Outstanding Subject to Forfeiture	30,181,451